Condensed Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss		$ (11,591)	$ (4,380)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		4,308	3,159
Amortization of debt issuance costs		353	297
Amortization of operating right-of-use assets	[1]	4,309	5,143
Loss on fair value adjustment of derivative liability		5,066	0
Equity-based compensation		0	10
Equity in loss of affiliate		219	0
Gain on sale of property and equipment		(2)	0
Changes in operating assets and liabilities:
Patient accounts receivable, net		(9,061)	(15,698)
Inventories	[2]	(5,410)	3,829
Prepaid expenses and other current assets		(728)	(239)
Other receivables		(4,728)	(160)
Other assets		(2,430)	(374)
Accounts payable	[3]	15,673	5,532
Accrued compensation related costs		2,710	(170)
Accrued other		1,199	385
Operating lease liabilities	[4]	(3,784)	(3,842)
Medicare advance payments		0	(3,742)
Other long-term liabilities		1,626	262
Net cash (used in) provided by operating activities		(2,271)	(9,988)
Cash flows from investing activities
Purchases of property and equipment		(6,899)	(2,783)
Proceeds from disposals of property and equipment		5	0
Acquisition of physician practices		0	(5)
Purchase of marketable securities		(2,280)	(10,024)
Proceeds from sales of marketable securities		2,235	252
Issuance of notes receivable - related parties		0	(243)
Collections on notes receivable - related parties		630	666
Net cash used in investing activities		(6,309)	(12,137)
Cash flows from financing activities
Borrowings on long-term debt		0	16,250
Issuance of redeemable convertible preferred Class C Units		64,996	0
Class A and A-1 preferred returns		(8,174)	0
Tax distributions		(260)	0
Repayments on finance lease liabilities		(233)	(215)
Capital contribution from noncontrolling interest member		134	0
Cash paid for debt financing costs		(446)	(171)
Cash paid for offering costs on issuance of Class C Units		(750)	0
Cash paid for offering costs on Business Combination		(905)	0
Net cash provided by financing activities		54,362	15,864
Net increase (decrease) in cash and cash equivalents		45,782	(6,261)
Cash and cash equivalents
Cash and cash equivalents, Beginning of Period		26,926	32,354
Cash and cash equivalents, End of Period		72,708	26,093
Supplemental noncash investing and financing activities
Right-of-use assets and lease liabilities removed in termination of lease		1,023	0
Remeasurement of lease liabilities due to modifications of terms of leases		0	2,641
Derivative liability on issuance of Class C Units		1,349	0
Derivative liability on Class A-1 anti-dilution feature		$ 2,540	$ 0

[1]	Includes related party amortization of operating right-of-use assets of $1,062 and $1,019 for the six months ended June 30, 2023 and 2022, respectively.
[2]	Includes changes in related party balances of ($5,140) and $3,637 for the six months ended June 30, 2023 and 2022, respectively
[3]	Includes changes in related party balances of $15,718 and $6,719 for the six months ended June 30, 2023 and 2022, respectively.
[4]	Includes changes in related party balances of ($1,303) and ($1,284) for the six months ended June 30, 2023 and 2022, respectively.